INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENTS
Summary of the relevant financial data of the investees in which the Company holds a stake

	Joint Ventures (Aliança / AIX / ACT)
	12.31.20	12.31.19

Equity interest	50.00%	50.00%

Summary of balance sheets:
Current assets	301,518	221,183
Non-current assets	10,426	10,556
Total assets	311,944	231,739

Current liabilities	6,544	7,140
Non-current liabilities	18,090	16,773
Equity	287,310	207,826
Total liabilities and equity	311,944	231,739

Investment Book value	143,655	103,913

Statements of Income

	Joint Ventures (Aliança / AIX / ACT)
Summary Statements of Income:	2020	2019	2018
Net operating income	45,893	45,567	45,608
Operating costs and expenses	(44,595)	(44,325)	(58,773)
Financial income (expenses), net	708	1,030	1,334
Income and social contribution taxes	(538)	(768)	137
Net income (loss) for the year	1,468	1,504	(11,694)

Equity, according to interest held	734	752	(5,847)

Schedule of changes in investments

	Joint Ventures
	(Aliança / AIX	Other	Total
	/ ACT)	investments	investments
Balance on 12.31.18	101,302	355	101,657
Equity	752	—	752
Other comprehensive income	1,859	(17)	1,842
Balance on 12.31.19	103,913	338	104,251
Equity	734	—	734
Other comprehensive income	39,008	440	39,448
Balance on 12.31.20	143,655	778	144,433